United States
               Securities and Exchange Commission
                      Washington, DC  20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter
Ended:
June 30, 1999

Check here if Amendment [ x ];
Amendment Number: 4

This Amendment (Check only one):
[ x ] is a restatement.
[   ] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS FOR WHICH CONFIDENTIAL
TREATMENT EXPIRED ON FEBRUARY 15, 2000.

Institutional Investment Manager Filing
this Report:

Name:  UBS Warburg LLC*
Address: 677 Washington Boulevard
         Stamford, CT  06901

*  Originally filed under the Manager's former name, Warburg
Dillon Read LLC.

13F File Number:  28-5721

The institutional investment manager
filing this report and the person by
whom it is signed hereby represent that
the person signing the report is
authorized to submit it, that all
information contained herein is true,
correct and complete, and that it is
understood that all required items,
statements, schedules, lists, and
tables, are considered integral parts of this form.

Person signing this Report on behalf of
Reporting Manager:

Name:          Sarah M. Starkweather
Title:    Director
Phone:    (203) 719-6891
Signature, Place, and Date of Signing:

/s/ Sarah M. Starkweather
Sarah M. Starkweather, Stamford, CT
April 4, 2001

Report Type  (Check only one):

[ X  ]   13F Holdings Report.
[    ]   13F Notice
[    ]   13F Combination Report.


Report Summary

Number of other included Managers:  0

Form 13F Information Table Entry Total:
15

Form 13F Information Table Value Total:
1,266,911

                                                                                                  VOTING
                                                          MARKET             INVEST   OTHER     AUTHORITY
ISSUER                               ISSUE      CUSIP      VALUE    QUANTITY DISCRTN    MGR          SOLE

AMERICA ONLINE            SUB NT CONV 4%02  02364JAB0    211,752  25,052,000  SOLE     N/A    25,052,000
ATMEL CORP                SBDBCV ZRO144A18  049513AB0      2,415   6,000,000  SOLE     N/A     6,000,000
BJ SVCS CO                  WT EXP  041300  055482111     11,820     384,400  SOLE     N/A       384,400
CITIZENS UTILS TR            PFD EPPICS CV  177351202      4,765      98,000  SOLE     N/A        98,000
COMVERSE TECH             SB DB CV 5.75%06  205862AE5     23,980   9,640,000  SOLE     N/A     9,640,000
CONEXANT SYST             SB NT CV 144A 06  207142AA8     12,724   9,000,000  SOLE     N/A     9,000,000
EMC CORP                  SB NT CV 3.25%02  26865YAA2    178,217  44,113,000  SOLE     N/A    44,113,000
EQUITY RESIDENTIAL           PFD CONV E 7%  29476L883      4,020     160,000  SOLE     N/A       160,000
FEDERATED DEPT              WT C EX 121999  31410H119     16,105     583,000  SOLE     N/A       583,000
HOME DEPOT INC            SB NT CV 3.25%01  437076AE2    652,712 235,849,000  SOLE     N/A   235,849,000
MEDIAONE GROUP INC            PFD CV SER D  58440J203     75,995     507,270  SOLE     N/A       507,270
OFFICE DEPOT INC          LYON SUB ZERO 07  676220AA4     31,011  33,708,000  SOLE     N/A    33,708,000
OMNICOM GROUP INC         SB DB CV 4.25%07  681919AE6     23,645   9,346,000  SOLE     N/A     9,346,000
UNITED STATES CELL        LYON ZERO     15  911684AA6      3,421   6,841,000  SOLE     N/A     6,841,000
WMX TECH                  SUB NTS CV  2%05  92929QAF4     14,329  12,737,000  SOLE     N/A    12,737,000
